Exhibit 99.1

KPMG LLP

Suite 700

20 Pacifica

Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Bridgecrest Acceptance Corporation (the “Company”)

Citigroup Global Markets Inc.

Deutsche Bank Securities Inc.

Wells Fargo Securities, LLC

(together, the “Specified Parties”)

Re: DT Auto Owner Trust 2018 3, Asset Backed Notes (the “Notes”) – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company in an electronic data file entitled “2. Statistical – 2018-3 Randomly Selected $600M 8-31-18.xlsx” (the “Data File”) provided by the Company on September 5, 2018, containing certain information related to 31,723 automobile retail installment sale contracts secured by used automobiles, light duty trucks, vans and minivans (“Auto Loans”) as of August 31, 2018, which we were informed are intended to be included as collateral in the offering of the Notes. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below, either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

•	The term “rounding” means that dollar amounts, percentages, and numbers of months were within $1.00, 0.01%, and 0.01 months, respectively.

•	The term “Title Document” means a scanned image of the Certificate of Title, Lien Entry Form, Lien and Title Information Report, Lien Holder Release Form, Notice of Security Interest Filing, Title Lien Statement, or Vintek Lien and Title Information Report.

•	The term “Insurance Document” means a scanned image of the Agreement to Provide Insurance, Insurance Verification Form, Certificate of Insurance, Confirmation of Insurance Form, Evidence of Insurance Form, Insurance Affidavit, Insurance Application, Insurance Binder Form, Insurance Card, Insurance Declaration Form, Insurance Summary, Insurance Verification Form, Statement of Coverage, Verbal Verification of Insurance Coverage, Verification of Coverage, Verbal Verification of Insurance Form, or screenshot from the Company’s Insurance Verification system.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

•	The term “Vision” means the Company’s loan servicing module within the Company’s Integrated Operation System.

•	The term “Global Search System” means the Company’s internal document management/storage system.

•	The term “Loan File” means some or all of the following documents for each of the Selected Auto Loans (defined below): Installment Sale Contract, Title Document, Credit Application, and Insurance Document furnished by the Company, which was represented by the Company to be either the original Loan File, a copy of the original Loan File, and/or electronic records contained within the Global Search System, and screens from Vision. We make no representation regarding the validity or accuracy of these documents or the execution of the Installment Sale Contract by the borrower.

A.	The Company instructed us to select a random sample of 150 Auto Loans from the Data File (the “Selected Auto Loans”). A listing of the Selected Auto Loans is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us as to the basis for how they determined the number of Auto Loans we were instructed to randomly select from the Data File.

B.	For each of the Selected Auto Loans, we compared or recomputed the specified attributes listed below contained in the Data File to or using the corresponding information contained in the Loan File. The Specified Parties indicated that the absence of any of the specified documents in the Loan File or the inability to agree the indicated information from the Data File to the Loan File for each of the specified attributes, utilizing instructions provided by the Company, as applicable and listed below, constituted an exception. The Loan File documents are listed in the order of priority until such attribute was agreed.

Attribute	Loan File/Instructions

Borrower Name	Installment Sale Contract, or information in the “Account Info” screen from Vision.

Original Amount Financed	Installment Sale Contract

Original Term	Installment Sale Contract. We were instructed by the Company to recompute the Original Term using the First Payment Date and the Original Maturity Date appearing in the Installment Sale Contract.

Scheduled Monthly Payment	Installment Sale Contract. We were instructed by the Company to recompute the Scheduled Monthly Payment using the Number of Payments and the payment frequency appearing in the Installment Sale Contract.

Annual Percentage Rate (“APR”)	Installment Sale Contract

New vs. Used	Installment Sale Contract

Origination Date	Installment Sale Contract

First Payment Date	Installment Sale Contract

Original Maturity Date	Installment Sale Contract

Borrower’s State	Installment Sale Contract

C.	In addition to the procedures described above, for each Selected Auto Loan, we observed the presence of the following in the Loan File:

•	Signed Credit Application. We make no representation regarding the authenticity of the signature(s).

•	Title Document. We were instructed by the Company to observe that “Bridgecrest Acceptan,” “Bridgecrest Acceptance Corp,” “Bridgecrest Acceptance Corporation,” “DriveTime,” or “DriveTime Acceptance Corporation” appeared in the Title Document as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

•	Proof of Insurance Policy. The Company informed us that an Insurance Document listing an insurance company name was acceptable proof of insurance.

•	Truth-in-Lending Disclosure Statement (within the Installment Sale Contract).

The information regarding the Selected Auto Loans was found to be in agreement with the respective information contained in the Loan Files, except as noted in Exhibit B. There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

The procedures performed were applied based on information included in the Data File, the Loan Files, and instructions provided by the Company, without verification or evaluation of such information or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Auto Loans, (ii) the reliability or accuracy of the Data File or the Loan Files which were used in our procedures, or (iii) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Auto Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Auto Loans being securitized, (iii) the compliance of the originator of the Auto Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Auto Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, CA
September 26, 2018

Exhibit A

The Selected Auto Loans

Selected Auto Loan Number	Auto Loan Number	Selected Auto Loan Number	Auto Loan Number	Selected Auto Loan Number	Auto Loan Number

1	2018-03-001	51	2018-03-051	101	2018-03-101
2	2018-03-002	52	2018-03-052	102	2018-03-102
3	2018-03-003	53	2018-03-053	103	2018-03-103
4	2018-03-004	54	2018-03-054	104	2018-03-104
5	2018-03-005	55	2018-03-055	105	2018-03-105
6	2018-03-006	56	2018-03-056	106	2018-03-106
7	2018-03-007	57	2018-03-057	107	2018-03-107
8	2018-03-008	58	2018-03-058	108	2018-03-108
9	2018-03-009	59	2018-03-059	109	2018-03-109
10	2018-03-010	60	2018-03-060	110	2018-03-110
11	2018-03-011	61	2018-03-061	111	2018-03-111
12	2018-03-012	62	2018-03-062	112	2018-03-112
13	2018-03-013	63	2018-03-063	113	2018-03-113
14	2018-03-014	64	2018-03-064	114	2018-03-114
15	2018-03-015	65	2018-03-065	115	2018-03-115
16	2018-03-016	66	2018-03-066	116	2018-03-116
17	2018-03-017	67	2018-03-067	117	2018-03-117
18	2018-03-018	68	2018-03-068	118	2018-03-118
19	2018-03-019	69	2018-03-069	119	2018-03-119
20	2018-03-020	70	2018-03-070	120	2018-03-120
21	2018-03-021	71	2018-03-071	121	2018-03-121
22	2018-03-022	72	2018-03-072	122	2018-03-122
23	2018-03-023	73	2018-03-073	123	2018-03-123
24	2018-03-024	74	2018-03-074	124	2018-03-124
25	2018-03-025	75	2018-03-075	125	2018-03-125
26	2018-03-026	76	2018-03-076	126	2018-03-126
27	2018-03-027	77	2018-03-077	127	2018-03-127
28	2018-03-028	78	2018-03-078	128	2018-03-128
29	2018-03-029	79	2018-03-079	129	2018-03-129
30	2018-03-030	80	2018-03-080	130	2018-03-130
31	2018-03-031	81	2018-03-081	131	2018-03-131
32	2018-03-032	82	2018-03-082	132	2018-03-132
33	2018-03-033	83	2018-03-083	133	2018-03-133
34	2018-03-034	84	2018-03-084	134	2018-03-134
35	2018-03-035	85	2018-03-085	135	2018-03-135
36	2018-03-036	86	2018-03-086	136	2018-03-136
37	2018-03-037	87	2018-03-087	137	2018-03-137
38	2018-03-038	88	2018-03-088	138	2018-03-138
39	2018-03-039	89	2018-03-089	139	2018-03-139
40	2018-03-040	90	2018-03-090	140	2018-03-140
41	2018-03-041	91	2018-03-091	141	2018-03-141
42	2018-03-042	92	2018-03-092	142	2018-03-142
43	2018-03-043	93	2018-03-093	143	2018-03-143
44	2018-03-044	94	2018-03-094	144	2018-03-144
45	2018-03-045	95	2018-03-095	145	2018-03-145
46	2018-03-046	96	2018-03-096	146	2018-03-146
47	2018-03-047	97	2018-03-097	147	2018-03-147
48	2018-03-048	98	2018-03-098	148	2018-03-148
49	2018-03-049	99	2018-03-099	149	2018-03-149
50	2018-03-050	100	2018-03-100	150	2018-03-150
Note: The Company has assigned a unique Loan ID number to each Auto Loan in the Data File. The Auto Loan Numbers referred to in this Exhibit are not the Borrower Loan ID numbers.

Exhibit B

Exception List

Selected Auto Loan Number	Auto Loan Number	Attribute	Per Data File	Per Loan Files

47 123 123 133 133	2018-03-047 2018-03-123 2018-03-123 2018-03-133 2018-03-133	Presence of Signed Credit Application Presence of Signed Credit Application Presence of Proof of Insurance Policy Presence of Signed Credit Application Presence of Proof of Insurance Policy	N/A N/A N/A N/A N/A	Document not found Document not found Document not found Document not found Document not found